Financial Risk Management and Financial Instruments - Schedule of Capital objectives-related Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Capital Objectives Related Information [Line Items]
Capital	kr 100,176	kr 140,492	kr 147,366	kr 145,309
Equity ratio	38.00%	50.00%
Cash conversion	(58.00%)	175.00%
Positive net cash	kr 34,700	kr 31,200
Post-employment benefits	kr 25,009	kr 23,723
Moodys [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Moody's	Ba2, negative	Baa3, negative
Standard and Poor's [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Moody's	BB+, stable	BBB, negative